Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
TAXES

NOTE 16 – TAXES

(a)	Corporate income taxes

The Company is subject to income taxes on an entity basis on income arising in or derived from the location in which each entity is domiciled.

RETO is incorporated in the British Virgin Islands and is exempt from paying income tax. REIT Holdings is registered in Hong Kong as a holding company.

The Company’s operating subsidiaries are all incorporated in the PRC and are subject to PRC income tax, which is computed according to the relevant laws and regulations in the PRC. Under the Corporate Income Tax Law of PRC, corporate income tax rate applicable to all companies, including both domestic and foreign-invested companies, is 25%. However, Beijing REIT is recognized as a High-technology Company by Chinese government and subject to a favorable income tax rate of 15%. Nanjing Dingxuan primarily provides technological services to customers, based on local tax regulation, its taxable income was assessed at 10% of its revenue for both years ended December 31, 2016 and 2015. Nanjing Dingxuan did not receive such favorable income tax rate for the year ended December 31, 2017, 2018 and 2019. The estimated tax savings as a result of the Company’s preferred tax rates for the years ended December 31, 2019, 2018 and 2017 amounted to $0, $86,898 and $266,125, respectively. Per share effect of the tax exemption were $0, $0.004 and $0.01 for the years ended December 31, 2019, 2018 and 2017, respectively.

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the Years ended December 31,
	2019	2018	2017
China Statutory income tax rate	25.0%	25.0%	25.0%
Effect of favorable income tax rate in certain entity in PRC	(2.1)%	(2.4)%	(3.9)%
Non-PRC entities not subject to PRC tax (3)	2.1%	10.5%	6.3%
Research & Development (“R&D”) tax credit (1)	0.4%	(1.4)%	(0.4)%
Non-deductible expenses - permanent difference (2)	(0.1)%	0.5%	0.3%
Change in valuation allowance	(34.4)%	(4.0)%	3.9%
Effective tax rate	(9.1)%	28.2%	31.2%

(1)	According to PRC tax regulations, 175% of current year R&D expense approved by the local tax authority may be deducted from tax income.

(2)	Represents expenses incurred by the Company that were not deductible for PRC income tax.

(3)	Represents the tax losses incurred from operations outside of China.

 The breakdown of the Company’s income (loss) before income tax provision is as follows:

	For the Years ended December 31,
	2019	2018	2017
(Loss) income before income tax expense from China	$(12,024,301)	$5,188,649	$8,563,286
Loss before income tax expense from outside of China	(919,853)	(1,492,787)	(1,730,009)
Total income (loss) before income tax provision	$(11,104,448)	$3,695,862	$6,833,277

Loss before income tax expense from outside of China represents the losses incurred in RETO, REIT Holdings and REIT US, which are mainly holding companies incorporated outside of China.

The income tax provision (benefit) for the years ended December 31, 2019, 2018 and 2017 were as follows:

	For the Years ended December 31,
	2019	2018	2017
Current	$514,664	$1,267,356	$2,327,205
Deferred	492,241	(224,882)	(194,908)
Total	$1,006,905	$1,042,474	$2,132,297

Deferred income taxes reflect the net effects of temporary difference between the carrying amounts of assets and liabilities for financial statement purposes and the amounts used for income tax purposes. The Company’s deferred tax assets as of December 31, 2019 and 2018 were $0 and $494,280, respectively, which were derived from the temporary difference from provision for doubtful accounts. The Company periodically evaluates the likelihood of the realization of deferred tax assets and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized. The increases in valuation allowance for the years ended December 31, 2019 and 2018 was approximately $3,696,577 and $224,882.

Deferred tax asset	December 31 2019	December 31, 2018
Provision of doubtful accounts	$3,421,260	$494,280
Tax loss carried forwards	2,306,482	2,031,165
Valuation allowance on tax losses	(5,727,742)	(2,031,165)
	$-	$494,280

(b)	Value added tax

The Company is subject to a value added tax (“VAT”) for selling merchandise. The applicable VAT rate is 13% (starting from May 1, 2018, VAT rate was lowered from 17% to 16%, and starting from April 1, 2019, VAT rate was further lowered to 13%) for products sold in the PRC. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of goods sold (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). Under the commercial practice of the PRC, the Company pays VAT based on tax invoices issued.

(c)	Taxes Payable

The Company’s taxes payable consists of the following:

	December 31,	December 31,
	2019	2018
VAT tax payable	$302,546	$50,477
Corporate income tax payable	1,445,200	1,050,238
Land use tax and other taxes payable	59,031	55,621
Total	$1,806,777	$1,156,336

As of December 31, 2019 and 2018, the Company had accrued tax liabilities of approximately $1.8 million and $1.2 million, respectively, mostly related to the unpaid income tax and business tax in China. According to PRC taxation regulation, if tax has not been fully paid, tax authorities may impose tax and late payment penalties within three years. In practice, the local tax authority is typically more flexible and willing to provide incentives or settlements with local small and medium-size businesses to relieve their burden and to stimulate the local economy. Management has discussed with local tax authorities regarding the outstanding tax payable balance and is in the process of negotiating a settlement plan agreement. Local tax authorities have not made a determination as of December 31,2019. Therefore, there was no interest and penalty accrued as of December 31, 2019 because the Company has not received any penalty and interest charge notice from local tax authorities. The Company believes it is likely that the Company can reach an agreement with the local tax authority to fully settle its tax liabilities within fiscal 2020 but cannot guarantee such settlement will ultimately occur.